Note 13 - Financial Instruments (Details Textual) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Nov. 30, 2022 CAD ($) shares	Nov. 30, 2022 USD ($) $ / shares shares	Mar. 11, 2021 shares
Statement Line Items [Line Items]
Gains (losses) in other comprehensive income (loss) on change in value of reported currency in 10% change	$ 6,536
Gains (losses) on change in value of reported currency in 10% change	486
Working capital	1,791
Gains (losses) in other comprehensive income (loss) on change in value of equity prices of long-term investment in 10% change	$ 6,733
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Non-controlling investment, number of shares (in shares) | shares	21,180	21,180	20,000
Share price (in CAD per share) | $ / shares		$ 2.66
Total investment accounted for as measured through fair value through other comprehensive income		$ 56.3
Dividends received	$ 802
NevGold [member]
Statement Line Items [Line Items]
Non-controlling investment, number of shares (in shares) | shares	5,930	5,930
Total investment accounted for as measured through fair value through other comprehensive income	$ 2,300
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary liabilities	$ 9,792